PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT	PLANT, PROPERTY AND EQUIPMENT

at December 31	2024			2023
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	20,497	7,413	13,084	20,232	6,855	13,377
Compression	7,146	2,497	4,649	6,603	2,349	4,254
Metering and other	1,668	883	785	1,589	830	759
	29,311	10,793	18,518	28,424	10,034	18,390
Under construction	503	—	503	787	—	787
	29,814	10,793	19,021	29,211	10,034	19,177
Canadian Mainline
Pipeline	10,907	8,165	2,742	10,729	7,996	2,733
Compression	4,540	3,448	1,092	4,437	3,354	1,083
Metering and other	749	331	418	729	308	421
	16,196	11,944	4,252	15,895	11,658	4,237
Under construction	163	—	163	147	—	147
	16,359	11,944	4,415	16,042	11,658	4,384
Other Canadian Natural Gas Pipelines[1]
Other	2,927	1,742	1,185	2,846	1,682	1,164
Under construction	31	—	31	23	—	23
	2,958	1,742	1,216	2,869	1,682	1,187
	49,131	24,479	24,652	48,122	23,374	24,748
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	14,826	1,472	13,354	12,952	1,247	11,705
Compression	6,153	677	5,476	5,310	559	4,751
Metering and other	4,570	455	4,115	4,074	372	3,702
	25,549	2,604	22,945	22,336	2,178	20,158
Under construction	891	—	891	771	—	771
	26,440	2,604	23,836	23,107	2,178	20,929
ANR
Pipeline	2,477	745	1,732	2,117	657	1,460
Compression	4,446	938	3,508	3,928	773	3,155
Metering and other	1,832	521	1,311	1,625	458	1,167
	8,755	2,204	6,551	7,670	1,888	5,782
Under construction	853	—	853	404	—	404
	9,608	2,204	7,404	8,074	1,888	6,186

at December 31	2024			2023
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)
Other U.S. Natural Gas Pipelines
Columbia Gulf	4,127	304	3,823	3,600	256	3,344
GTN	3,405	1,467	1,938	2,992	1,295	1,697
Great Lakes	2,602	1,537	1,065	2,359	1,401	958
Other[2]	1,695	628	1,067	2,071	800	1,271
	11,829	3,936	7,893	11,022	3,752	7,270
Under construction	694	—	694	584	—	584
	12,523	3,936	8,587	11,606	3,752	7,854
	48,571	8,744	39,827	42,787	7,818	34,969
Mexico Natural Gas Pipelines[3]
Pipeline	2,590	523	2,067	2,290	422	1,868
Compression	476	107	369	447	82	365
Metering and other	398	99	299	395	85	310
	3,464	729	2,735	3,132	589	2,543
Under construction	7,807	—	7,807	4,823	—	4,823
	11,271	729	10,542	7,955	589	7,366
Power and Energy Solutions
Natural Gas Power Generation	1,273	671	602	1,239	637	602
Natural Gas Storage and Other	873	281	592	845	256	589
Renewable Power Generation	779	54	725	581	19	562
	2,925	1,006	1,919	2,665	912	1,753
Under construction	56	—	56	153	—	153
	2,981	1,006	1,975	2,818	912	1,906
Corporate	944	439	505	909	447	462
	112,898	35,397	77,501	102,591	33,140	69,451
1Includes Foothills, Ventures LP and Great Lakes Canada.
2Includes North Baja, Tuscarora, Louisiana Intrastate, Crossroads, U.S. Energy Marketing and mineral rights business. On August 15, 2024, the Company completed the sale of Portland Natural Gas Transmission System (PNGTS). Refer to Note 30, Strategic alliance, acquisitions and dispositions, for additional information.
3During the year ended December 31, 2024, the Company derecognized nil (2023 – $407 million) of Plant, property and equipment and recorded a corresponding asset for Net investment in leases for the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.